Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 10,981	$ 10,444	$ 9,892	$ 10,985	$ 11,375	$ 11,524	$ 10,166	$ 10,229	$ 10,003	$ 9,967	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 10,695	10,210	9,698	10,785	11,194	11,386	10,058	10,150	9,955	9,935	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Putnam VT Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam VT Mortgage Securities Linked Benchmark
Account Value	$ 10,756	10,629	10,118	11,473	11,594	11,162	10,495	10,426	10,191	10,086	10,000
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Account Value	$ 10,946	10,817	10,297	11,676	11,799	11,359	10,681	10,576	10,321	10,151	10,000
Putnam VT Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam VT Mortgage Securities Linked Benchmark
Account Value	$ 10,756	10,629	10,118	11,473	11,594	11,162	10,495	10,426	10,191	10,086	10,000
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Account Value	$ 10,946	$ 10,817	$ 10,297	$ 11,676	$ 11,799	$ 11,359	$ 10,681	$ 10,576	$ 10,321	$ 10,151	$ 10,000